INVESTMENTS IN UNCONSOLIDATED ENTITIES (Q3) (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	May. 12, 2015 EUR (€) $ / shares	May. 12, 2015 EUR (€) Installment	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Statement of operations [Abstract]
Gains losses on equity method investments			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest			20.00%		20.00%		20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest			50.00%		50.00%		50.00%
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest									25.00%
Unrecorded profit (loss)									$ 129,207
Balance sheet [Abstract]
Total assets									136,661
Total liabilities									660,006
Total stockholders' (deficit)									(523,345)
Statement of operations [Abstract]
Revenues									61,028
Net (loss)									(516,829)
Gains losses on equity method investments							$ 0	$ 0	$ 0
Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest							25.00%	25.00%
Unrecorded profit (loss)							$ (295,489)	$ 213,370
Balance sheet [Abstract]
Total assets							1,039,733	757,784
Total liabilities							2,179,303	1,563,046
Total stockholders' (deficit)							(1,139,570)	(805,262)
Statement of operations [Abstract]
Revenues							664,386	0
Net (loss)							(356,477)	(798,009)
Gains losses on equity method investments					$ 0		0	$ 0
Purchase price allocation, share capital | €	€ 3,150,000	€ 3,150,000
Purchase price allocation, product inventory | €	€ 88,834	88,834
Purchase price of acquisition, installment amount | €		1,147,200
Purchase price offset of accounts receivable amount | €		€ 646,500
Number of installments | Installment		5
Purchase price of share capital, installment amount | €		€ 500,700
Percentage of equity being transferred on each installment		15.00%
Percentage of average closing price of shares		110.00%
Number of trading days		10 days
Percentage of warrants included in installment payment		10.00%
Premium per share included in installment payments (in dollars per share) | $ / shares	€ 0.30
Altrazeal Trading GmbH [Member] | Maximum [Member]
Statement of operations [Abstract]
Purchase agreement execution period		180 days
ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest								25.00%
Unrecorded profit (loss)							(22,826)
Balance sheet [Abstract]
Total assets							237,726	$ 305,069
Total liabilities							286,643	302,572
Total stockholders' (deficit)							(48,917)	2,497
Statement of operations [Abstract]
Revenues							0	0
Net (loss)							(47,450)	(34,671)
Gains losses on equity method investments					0		$ 0	$ 0
Altrazeal AG [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest							25.00%
Statement of operations [Abstract]
Gains losses on equity method investments					$ 0		$ 0